Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0002033382
Registrant Name	Silver Point Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES